Borrowings (Details 1) ¥ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term borrowings	¥ 10,685,576	$ 1,554,153,000	¥ 10,407,007
Current portion of long-term debts	2,357,324	342,859,000	2,197,985
No Breach Loan Covenants Or Triggering Default [Member]
Short-term borrowings	2,356,796	342,782,000	2,361,418
Current portion of long-term debts	158,135	23,000	105,980
In Breach Loan Covenants Or Triggering Default With No Waivers From Banks [Member]
Short-term borrowings	4,214,456	612,967,000	4,090,604
Current portion of long-term debts	2,096,927	304,985	2,052,538
In Breach Loan Covenants Or Triggering Default With Waivers From Banks [Member]
Current portion of long-term debts	¥ 102,262	$ 14,874	¥ 39,467